                                  FORM N-SAR

                              SEMI-ANNUAL REPORT

                      FOR REGISTERED INVESTMENT COMPANIES


Registrant CIK Number: 0000310968
Registrant Password:
Contact: Edward E. Bohnwagner, III
Registrant Name: CG Variable Annuity Account II
Contact Telephone Number: (860) 534-3428
Test or Live filing? (T or L):



Report for fiscal year ending: 12/31/97

Is this an amendment to a previous filing? (Y/N): N

--------------------------------------------------------------------------------
1.    A. Registrant Name: CG Variable Annuity Account II
      B. File Number: 811-1819
      C. Telephone Number: (860) 534-3428    Edward E. Bohnwagner, III
2.    A. Street: 280 Trumbull St., H19B
      B. City: Hartford          C. State: CT      D. Zip Code: 06103   Zip Ext:
      E. Foreign Country                          Foreign Postal Code:

3.    Is this the first filing on this form by Registrant? (Y/N): .....N........

4.    Is this the last filing on this form by Registrant? (Y/N): ......N........

5.    Is Registrant a small business investment company (SBIC)? (Y/N) .....N....
          [If answer is "Y" (Yes), complete only items 89 through 110.]

6.    Is Registrant a unit investment trust (UIT)? .........................Y...
          [If answer is "Y" (Yes), complete only items 111 through 132.]

7.    A. Is Registrant a series or multiple portfolio company?..............N...
          [If answer is "N"(NO), go to item 8.]
      B. How many separate series or portfolios did Registrant have at the end of the period?..........

114.  A. [/] Principal Underwriter Name:  CIGNA FINANCIAL SERVICES
                                         -------------------------
      B. [/] File Number: 8 - 49085
                         ---------------------
      C. [/] City: Hartford    State:  CT      Zip Code: 06103  Zip Ext.:
                  ---------          -------             -----            ------
               Foreign Country:                Foreign Postal Code:
                               ---------------                      ------------

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)......... $8,129
                                                                          ------

123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted) ................................  $175
                                                            ----

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                     Number         Total Assets
                                                     of Series      (%000's
                                                     Investing      omitted)
                                                     ---------      --------

A.  U.S. Treasury direct issue                                      $
                                                     ---------      --------
B.  U.S. Government agency                                          $
                                                     ---------      --------
C.  State and municipal tax-free                                    $
                                                     ---------      --------
D.  Public utility debt                                             $
                                                     ---------      --------
E.  Brokers or dealers debt or debt of brokers' or
    dealers' parents                                                $
                                                     ---------      --------
F.  All other corporate intermed. & long-term debt                  $
                                                     ---------      --------
G.  All other corporate short-term debt                             $
                                                     ---------      --------
H.  Equity securities of brokers or dealers or
    parents of brokers or dealers                                   $
                                                     ---------      --------
I.  Investment company equity securities                            $
                                                     ---------      --------
J.  All other equity securities                           1         $8,129
                                                     ---------      --------
K.  Other securities                                                $
                                                     ---------      --------
L.  Total assets of all services of Registrant                      $
                                                     ---------      --------


131. Total expenses incurred by all series of Registrant during the current
reporting period ($000's omitted).............................      $64
                                                                    --------

This report is signed on behalf of the depositor in the City of Hartford and State of Connecticut on the 26th day of February, 1998


                                              Connecticut General Life
                                               Insurance Company

Witness:   /s/ Edward E. Bohnwagner, III      By:   /s/ Joseph D. Horan
         -------------------------------          ------------------------------
            Edward E. Bohnwagner, III                 Joseph D. Horan
                                                      Assistant Vice President &
                                                      Chief Accounting Officer